Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:	Schwab Capital Trust (File Nos. 33-62470 and 811-7704)

Schwab Monthly Income Fund - Moderate Payout

Schwab Monthly Income Fund - Enhanced Payout

Schwab Monthly Income Fund - Maximum Payout

Post-Effective Amendment No. 114

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated April 30, 2012, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Rodney DeWalt
Rodney DeWalt Corporate Counsel Charles Schwab Investment Management, Inc.